DISPOSALS AND DISCONTINUED OPERATIONS - Green Energy Gains (Details) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 31, 2026	Mar. 20, 2026	Apr. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
DISPOSALS AND DISCONTINUED OPERATIONS
Total consideration					$ 0
Holdback recorded as non-cash investing item				$ 50,000
Gain (loss) on disposal of business				(2,908,964)
Disposed by sale
DISPOSALS AND DISCONTINUED OPERATIONS
Total consideration		$ 100,000
Cash consideration	$ 31,717	50,000	$ 18,283
Consideration placed into holdback		50,000
Holdback releasable upon delivery		30,000
Holdback releasable after 90 days		20,000
Full consideration at closing		100,000
Holdback recorded as non-cash investing item		50,000
Goodwill		259,000		259,000
Gain (loss) on disposal of business				$ 239,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other (expense) income, net
Net identifiable assets disposed		$ 80,000
Transitional assistance period		60 days
Non-competed covenant period		3 years